Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 140,999	$ 164,818
Marketable securities		1,411
Accounts receivable, net of allowance of $1,472 and $1,582, respectively	110,440	114,805
Net investment in finance leases, net of allowance of $187 and $252, respectively	132,824	130,913
Container leaseback financing receivable, net of allowance of $43 and $62, respectively	57,812	53,652
Trading containers	4,718	4,848
Containers held for sale	37,033	31,637
Prepaid expenses and other current assets	8,383	16,703
Total current assets	495,339	521,545
Restricted cash	90,033	102,591
Containers, net of accumulated depreciation of $2,136,834 and $2,029,667, respectively	4,071,629	4,365,124
Net investment in finance leases, net of allowance of $656 and $1,027, respectively	1,629,059	1,689,123
Container leaseback financing receivable, net of allowance of $7 and $52, respectively	820,076	770,980
Derivative instruments	177,251	149,244
Deferred taxes	1,161	1,135
Other assets	21,943	13,492
Total assets	7,306,491	7,613,234
Current liabilities:
Accounts payable and accrued expenses	24,383	24,160
Container contracts payable	1,522	6,648
Other liabilities	5,756	5,060
Due to container investors, net	13,918	16,132
Debt, net of unamortized costs of $7,430 and $7,938, respectively	389,570	377,898
Total current liabilities	435,149	429,898
Debt, net of unamortized costs of $20,505 and $26,946, respectively	4,788,501	5,127,021
Income tax payable	14,243	13,196
Deferred taxes	17,479	13,105
Other liabilities	30,388	33,725
Total liabilities	5,285,760	5,616,945
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 60,119,816 shares issued and 40,399,893 shares outstanding at September 30, 2023; 59,943,282 shares issued and 43,634,655 shares outstanding at December 31, 2022	601	599
Treasury shares, at cost, 19,719,923 and 16,308,627 shares, respectively	(461,711)	(337,551)
Additional paid-in capital	452,262	442,154
Accumulated other comprehensive income	175,027	147,350
Retained earnings	1,554,552	1,443,737
Total shareholders’ equity	2,020,731	1,996,289
Total liabilities and shareholders' equity	7,306,491	7,613,234
Affliated Entity
Current assets:
Due from affiliates, net	$ 3,130	$ 2,758